Invesco Annual Financial Statements and Other Information
September 30, 2025
QQQ	Invesco QQQ TrustSM, Series 1

Introduction
The Invesco QQQ TrustSM, Series 1 (the "Trust") is a unit investment trust that issues securities called Invesco QQQ SharesSM. The Trust holds all of the component securities of the Nasdaq-100 Index® (the "Underlying Index"). The investment objective of the Trust is to seek to track the investment results, before fees and expenses, of the Underlying Index (the component securities of the Underlying Index are sometimes referred to herein as "Index Securities"). There can be no assurance that this investment objective will be met fully.

Invesco QQQ TrustSM, Series 1 (QQQ)
September 30, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-0.30%
Axon Enterprise, Inc.(b)	1,621,900	$1,163,940,316
Automobiles-3.53%
Tesla, Inc.(b)	30,605,849	13,611,033,167
Beverages-1.79%
Coca-Cola Europacific Partners PLC (United Kingdom)	9,466,185	855,837,786
Keurig Dr Pepper, Inc.	28,064,553	715,926,747
Monster Beverage Corp.(b)	20,172,434	1,357,806,532
PepsiCo, Inc.	28,284,336	3,972,252,148
		6,901,823,213
Biotechnology-2.52%
Amgen, Inc.	11,122,262	3,138,702,336
Biogen, Inc.(b)	3,028,933	424,292,935
Gilead Sciences, Inc.	25,634,329	2,845,410,519
Regeneron Pharmaceuticals, Inc.	2,152,110	1,210,066,890
Vertex Pharmaceuticals, Inc.(b)	5,296,850	2,074,458,334
		9,692,931,014
Broadline Retail-6.21%
Amazon.com, Inc.(b)	89,555,906	19,663,790,280
MercadoLibre, Inc. (Brazil)(b)	1,047,414	2,447,743,673
PDD Holdings, Inc., ADR (China)(b)	13,799,017	1,823,816,077
		23,935,350,030
Chemicals-1.19%
Linde PLC	9,687,410	4,601,519,750
Commercial Services & Supplies-0.68%
Cintas Corp.	8,325,336	1,708,858,467
Copart, Inc.(b)	19,976,373	898,337,494
		2,607,195,961
Communications Equipment-1.45%
Cisco Systems, Inc.	81,811,178	5,597,520,799
Consumer Staples Distribution & Retail-2.20%
Costco Wholesale Corp.	9,161,990	8,480,612,804
Electric Utilities-1.37%
American Electric Power Co., Inc.	11,048,537	1,242,960,413
Constellation Energy Corp.	6,454,161	2,123,870,760
Exelon Corp.	20,865,734	939,166,687
Xcel Energy, Inc.	12,218,474	985,419,928
		5,291,417,788
Electronic Equipment, Instruments & Components-0.11%
CDW Corp.	2,707,608	431,267,802
Energy Equipment & Services-0.26%
Baker Hughes Co., Class A	20,367,655	992,312,152
Entertainment-3.52%
Electronic Arts, Inc.	5,169,102	1,042,607,874
Netflix, Inc.(b)	8,778,730	10,524,994,972
Take-Two Interactive Software, Inc.(b)	3,811,006	984,611,510
Warner Bros. Discovery, Inc.(b)	51,148,012	998,920,674
		13,551,135,030
Financial Services-0.34%
PayPal Holdings, Inc.(b)	19,737,549	1,323,600,036
	Shares	Value
Food Products-0.60%
Kraft Heinz Co. (The)	24,452,477	$636,742,501
Mondelez International, Inc., Class A	26,732,169	1,669,958,598
		2,306,701,099
Ground Transportation-0.51%
CSX Corp.	38,514,841	1,367,662,004
Old Dominion Freight Line, Inc.	4,341,968	611,262,255
		1,978,924,259
Health Care Equipment & Supplies-1.46%
DexCom, Inc.(b)	8,101,676	545,161,778
GE HealthCare Technologies, Inc.	9,432,306	708,366,181
IDEXX Laboratories, Inc.(b)	1,652,857	1,055,993,809
Intuitive Surgical, Inc.(b)	7,405,928	3,312,153,179
		5,621,674,947
Hotels, Restaurants & Leisure-2.70%
Airbnb, Inc., Class A(b)	8,864,571	1,076,336,211
Booking Holdings, Inc.	669,539	3,615,021,837
DoorDash, Inc., Class A(b)	8,312,595	2,260,942,714
Marriott International, Inc., Class A	5,608,205	1,460,600,910
Starbucks Corp.	23,483,515	1,986,705,369
		10,399,607,041
Industrial Conglomerates-0.72%
Honeywell International, Inc.	13,116,538	2,761,031,249
Interactive Media & Services-9.44%
Alphabet, Inc., Class A	48,846,786	11,874,653,677
Alphabet, Inc., Class C	45,597,115	11,105,177,358
Meta Platforms, Inc., Class A	18,213,313	13,375,492,801
		36,355,323,836
IT Services-1.15%
Cognizant Technology Solutions Corp., Class A	10,089,937	676,732,075
Shopify, Inc., Class A (Canada)(b)	25,213,104	3,746,919,385
		4,423,651,460
Machinery-0.28%
PACCAR, Inc.	10,848,271	1,066,602,005
Media-0.94%
Charter Communications, Inc., Class A(b)	2,821,871	776,310,821
Comcast Corp., Class A	76,083,638	2,390,547,906
Trade Desk, Inc. (The), Class A(b)	9,207,164	451,243,108
		3,618,101,835
Oil, Gas & Consumable Fuels-0.22%
Diamondback Energy, Inc.	5,980,651	855,831,158
Pharmaceuticals-0.24%
AstraZeneca PLC, ADR (United Kingdom)	12,136,604	931,120,259
Professional Services-1.45%
Automatic Data Processing, Inc.	8,367,960	2,455,996,260
Paychex, Inc.	7,429,350	941,744,406
Thomson Reuters Corp. (Canada)	9,310,894	1,446,261,165
Verisk Analytics, Inc.	2,886,406	725,959,973
		5,569,961,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
September 30, 2025
	Shares	Value
Real Estate Management & Development-0.19%
CoStar Group, Inc.(b)	8,752,376	$738,437,963
Semiconductors & Semiconductor Equipment-25.37%
Advanced Micro Devices, Inc.(b)	33,527,001	5,424,333,492
Analog Devices, Inc.	10,163,507	2,497,173,670
Applied Materials, Inc.	16,458,152	3,369,642,040
ARM Holdings PLC, ADR(b)	2,821,681	399,239,645
ASML Holding N.V., New York Shares (Netherlands)	1,750,444	1,694,587,332
Broadcom, Inc.	65,323,063	21,550,731,714
GLOBALFOUNDRIES, Inc.(b)	11,465,425	410,920,832
Intel Corp.	90,426,178	3,033,798,272
KLA Corp.	2,726,269	2,940,553,743
Lam Research Corp.	26,146,974	3,501,079,819
Marvell Technology, Inc.	17,810,514	1,497,329,912
Microchip Technology, Inc.	11,149,472	716,019,092
Micron Technology, Inc.	23,120,469	3,868,516,873
NVIDIA Corp.	204,053,116	38,072,230,383
NXP Semiconductors N.V. (Netherlands)	5,208,496	1,186,130,794
ON Semiconductor Corp.(b)	8,449,127	416,626,452
QUALCOMM, Inc.	22,291,467	3,708,408,450
Texas Instruments, Inc.	18,782,187	3,450,851,218
		97,738,173,733
Software-18.39%
Adobe, Inc.(b)	8,763,745	3,091,411,049
AppLovin Corp., Class A(b)	6,355,593	4,566,747,794
Atlassian Corp., Class A(b)	3,435,343	548,624,277
Autodesk, Inc.(b)	4,421,125	1,404,458,779
Cadence Design Systems, Inc.(b)	5,629,460	1,977,404,120
CrowdStrike Holdings, Inc., Class A(b)	5,184,637	2,542,442,292
Datadog, Inc., Class A(b)	6,678,564	951,027,514
	Shares	Value
Software-(continued)
Fortinet, Inc.(b)	15,830,588	$1,331,035,839
Intuit, Inc.	5,762,918	3,935,554,331
Microsoft Corp.	62,418,162	32,329,487,008
Palantir Technologies, Inc., Class A(b)	46,984,893	8,570,984,181
Palo Alto Networks, Inc.(b)	13,819,054	2,813,835,775
Roper Technologies, Inc.	2,223,182	1,108,678,632
Strategy, Inc., Class A(b)	5,452,236	1,756,764,961
Synopsys, Inc.(b)	3,822,862	1,886,161,882
Workday, Inc., Class A(b)	4,483,109	1,079,218,830
Zscaler, Inc.(b)	3,216,588	963,882,760
		70,857,720,024
Specialty Retail-0.76%
O’Reilly Automotive, Inc.(b)	17,529,468	1,889,851,945
Ross Stores, Inc.	6,757,065	1,029,709,135
		2,919,561,080
Technology Hardware, Storage & Peripherals-8.24%
Apple, Inc.	124,618,475	31,731,602,289
Textiles, Apparel & Luxury Goods-0.11%
lululemon athletica, Inc.(b)	2,370,253	421,739,116
Trading Companies & Distributors-0.30%
Fastenal Co.	23,709,506	1,162,714,174
Wireless Telecommunication Services-1.44%
T-Mobile US, Inc.	23,250,480	5,565,699,902
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $362,106,830,013)		385,205,839,095
OTHER ASSETS LESS LIABILITIES-0.02%		69,029,620
NET ASSETS-100.00%		$385,274,868,715

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities
September 30, 2025

Invesco QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$385,205,839,095
Cash	678,302,647
Receivable for:
Dividends	52,495,814
Investments sold	2,670,659,173
Fund shares sold	2,071,531,479
Total assets	390,678,828,208
Liabilities:
Payable for:
Distributions	444,752,555
Amount due to Licensor	74,204,116
Amount due to Trustee	12,958,996
Amount due to Sponsor	90,816,566
Investments purchased	2,071,268,550
Fund shares repurchased	2,671,097,923
Accrued expenses	38,860,787
Total liabilities	5,403,959,493
Net Assets	$385,274,868,715
Net assets consist of:
Shares of beneficial interest	$375,397,800,571
Distributable earnings	9,877,068,144
Net Assets	$385,274,868,715
Shares outstanding (unlimited amount authorized, no par value)	641,650,000
Net asset value	$600.44
Investments in securities, at cost	$362,106,830,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Operations
For the years ended September 30, 2025, 2024, 2023

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2025	2024	2023
Investment income:
Dividend income	$2,440,117,234	$2,275,365,012	$1,530,665,911
Foreign withholding tax	(5,911,498)	(4,512,729)	(3,382,279)
Total investment income	2,434,205,736	2,270,852,283	1,527,283,632
Expenses:
Licensing fees	264,671,532	205,264,687	141,387,765
Professional fees	953,796	3,333,012	145,926
Marketing expenses	201,418,558	175,298,544	125,152,810
Trustee fees	139,201,505	109,192,942	77,543,637
Proxy fees	35,886,667	-	-
Other expenses	12,851,475	12,071,662	2,985,613
Total expenses	654,983,533	505,160,847	347,215,751
Net investment income	1,779,222,203	1,765,691,436	1,180,067,881
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(3,405,196,161)	(5,467,999,797)	(9,180,999,919)
In-kind redemptions	58,465,397,656	46,073,262,076	15,299,993,158
Net realized gain	55,060,201,495	40,605,262,279	6,118,993,239
Change in net unrealized appreciation on investment securities	15,061,708,104	33,815,202,693	42,737,519,479
Net realized and unrealized gain	70,121,909,599	74,420,464,972	48,856,512,718
Net increase in net assets resulting from operations	$71,901,131,802	$76,186,156,408	$50,036,580,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Changes in Net Assets
For the years ended September 30, 2025, 2024, 2023

	Invesco QQQ TrustSM, Series 1 (QQQ)
	2025	2024	2023
Operations:
Net investment income	$1,779,222,203	$1,765,691,436	$1,180,067,881
Net realized gain	55,060,201,495	40,605,262,279	6,118,993,239
Change in net unrealized appreciation	15,061,708,104	33,815,202,693	42,737,519,479
Net increase in net assets resulting from operations	71,901,131,802	76,186,156,408	50,036,580,599
Distributions to Shareholders from:
Distributable earnings	(1,788,466,678)	(1,754,100,291)	(1,172,644,013)
Shareholder Transactions:
Proceeds from shares sold	382,350,437,994	333,981,127,592	277,470,162,212
Value of shares repurchased	(361,627,925,070)	(310,552,478,152)	(277,551,381,651)
Net increase (decrease) in net assets resulting from share transactions	20,722,512,924	23,428,649,440	(81,219,439)
Net increase in net assets	90,835,178,048	97,860,705,557	48,782,717,147
Net assets:
Beginning of year	294,439,690,667	196,578,985,110	147,796,267,963
End of year	$385,274,868,715	$294,439,690,667	$196,578,985,110
Changes in Shares Outstanding:
Shares sold	736,650,000	778,400,000	861,600,000
Shares repurchased	(698,200,000)	(723,800,000)	(866,100,000)
Shares outstanding, beginning of year	603,200,000	548,600,000	553,100,000
Shares outstanding, end of year	641,650,000	603,200,000	548,600,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights
Invesco QQQ TrustSM, Series 1 (QQQ)
	Years Ended September 30,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$488.13	$358.33	$267.21	$357.77	$278.19
Net investment income(a)	2.83	3.03	2.17	2.01	1.79
Net realized and unrealized gain (loss) on investments	112.32	129.81	91.12	(90.60)	79.56
Total from investment operations	115.15	132.84	93.29	(88.59)	81.35
Distributions to shareholders from:
Net investment income	(2.84)	(3.04)	(2.17)	(1.97)	(1.77)
Net asset value at end of year	$600.44	$488.13	$358.33	$267.21	$357.77
Net Asset Value Total Return(b)	23.63%	37.21%	34.98%	(24.86)%	29.30%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$385,274,869	$294,439,691	$196,578,985	$147,796,268	$182,464,660
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.54%	0.70%	0.68%	0.59%	0.54%
Portfolio turnover rate(c)	7.98%	8.07%	22.08%	7.10%	8.89%

(a)	Based on average shares outstanding.
(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.

(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements
Invesco QQQ TrustSM, Series 1
September 30, 2025
NOTE 1—Organization
The Invesco QQQ TrustSM, Series 1 (the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.
The market price of a Share may differ to some degree from the Trust’s net asset value (“NAV”). Unlike conventional mutual funds, the Trust issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the Nasdaq—100 Index® (the “Underlying Index”).
The investment objective of the Trust is to seek to track the investment results, before fees and expenses, of the Underlying Index.
The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the NAV of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with Rule 2a-5 under the 1940 Act and pursuant to the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based on (a) the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) current bid prices on the principal market or such other markets, (c) if bid prices are not available, current bid prices for comparable securities, (d) by the Sponsor’s appraisal of the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s NAV and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the Sponsor.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Sponsor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Trust’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.
E.
Federal Income Taxes - The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, expenses and costs of any action taken by the Trustee or the Sponsor to protect the Trust and the rights and interests of beneficial owners of Shares, indemnification of the Trustee or the Sponsor, expenses incurred in contacting beneficial owners of Shares (including proxy fees), brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.
In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Trust represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trustee, the Sponsor acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

J.
Other Risks
ADR Risk. The Trust is subject to risks associated with investments in American Depositary Receipts (“ADRs”) included in the Underlying Index. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Equity Risk. The Trust is subject to equity risk, which is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Trust holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Trust’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Trust has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Trust will rise in value.
Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
NOTE 3—Agreements with the Trustee, Licensor and Sponsor
The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to the Nasdaq, Inc. (the "Licensor") for a license to use the Underlying Index as a basis for determining the composition and weighting of securities held by the Trust.
The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and other Nasdaq-related products of the Sponsor and its affiliates, on an aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no expressed termination date.
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Underlying Index.
For these services, the Trustee receives a fee at the following annual rates:
Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	0.10% per annum
$500,000,000-$2,499,999,999*	0.08% per annum
$2,500,000,000-$24,999,999,999*	0.06% per annum
$25,000,000,000-$49,999,999,999*	0.05% per annum
$50,000,000,000 and above*	0.04% per annum
*
The fee indicated applies to that portion of the net assets of the Trust that falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.
The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.
Marketing expenses for the years ended September 30, 2025, 2024 and 2023, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.
In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Underlying Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.
The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2025, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily NAV of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeded such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.
Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services and the Trust does not reimburse the Sponsor for such fees.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Sponsor’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2025, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2025, 2024 and 2023:
	September 30, 2025	September 30, 2024	September 30, 2023
Ordinary income*	$1,788,466,678	$1,754,100,291	$1,172,644,013

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$496,372,096
Net unrealized appreciation — investments	22,130,935,304
Temporary book/tax differences	(444,752,551)
Capital loss carryforward	(12,305,486,705)
Shares of beneficial interest	375,397,800,571
Total net assets	$385,274,868,715
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The following table presents available capital loss carryforwards for the Trust as of September 30, 2025:
No expiration
Short-Term	Long-Term	Total*
$-	$12,305,486,705	$12,305,486,705

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended September 30, 2025, the aggregate cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $26,200,312,991 and $26,203,366,479, respectively.
For the fiscal year ended September 30, 2025, in-kind transactions associated with creations and redemptions were $382,171,592,837 and $361,451,447,339, respectively.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of September 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$45,666,676,911
Aggregate unrealized (depreciation) of investments	(23,535,741,607)
Net unrealized appreciation of investments	$22,130,935,304
Cost of investments for tax purposes is $363,074,903,791.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions on September 30, 2025, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2025, the reclassifications were as follows:
Undistributed Net Investment Income	$-
Undistributed Net Realized Gain (Loss)	(56,123,503,603)
Shares of Beneficial Interest	56,123,503,603
NOTE 8—Capital
Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the NAV per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities

Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.
Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders. For the years ended September 30, 2025, 2024 and 2023, the Trustee earned $1,855,000, $1,914,000, and $2,007,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2025, 2024 and 2023.
Transactions in the Trust’s Shares are disclosed in detail in the Statement of Changes in Net Assets.
NOTE 9—Subsequent Event
On August 18, 2025, the Trust filed a definitive proxy statement seeking the consent of the Trust’s beneficial owners to take certain actions to operate the Trust in a manner that would result in a reclassification of the Trust under the 1940 Act, from that of a “unit investment trust” to that of a “management company,” with a subclassification as an “open-end company,” all as defined in the 1940 Act (the “Reclassification”).
In connection with the Reclassification (if approved by beneficial owners), it is contemplated: that the Trust’s current Trust Agreement and Standard Terms and Conditions of Trust (collectively, the “Governing Instruments”) would be amended; that the Trust would replace The Bank of New York Mellon, the Trust’s current trustee (“BNY”) with a board of individual trustees (with BNY instead serving as the Trust’s custodian, administration and accounting agent, and transfer agent); and that Invesco Capital Management LLC would serve as an investment adviser to the Trust pursuant to an investment advisory agreement (collectively, the “Proposals”). As discussed in the definitive proxy statement, if the investment advisory agreement is approved (both by the Trust’s beneficial owners and the newly-constituted board of trustees), Invesco Capital Management LLC would serve as investment adviser in return for a unitary fee of 18 basis points, reflecting an anticipated pro-forma reduction of 2 basis points to the Trust’s current expense ratio of 20 basis points.
Subject to shareholder approval of the Proposals as set forth in the definitive proxy statement, as well as the satisfaction of certain other conditions, the Reclassification is expected to occur shortly after the special meeting of shareholders that is anticipated to be held in late October 2025.

Report of Independent Registered Public Accounting Firm
To the Sponsor, Trustee and Shareholders of Invesco QQQ Trust, Series 1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco QQQ Trust, Series 1 (the "Trust") as of September 30, 2025, the related statements of operations and changes in net assets for each of the three years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2025, the results of its operations and changes in its net assets for each of the three years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
  /s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 24, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Supplemental Information
(Unaudited)
I. Information Regarding Closing Prices vs. NAV Frequency Distribution
The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. NAV is the price at which the Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of the Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that the Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Trust is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2020 through September 30, 2025.
Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.
Invesco QQQ TrustSM, Series 1
Five Year Period Ended September 30, 2025
Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	7	0.46%
Between zero and 0.25%	718	47.61%
Closing Price Equal to NAV	-	-%
Between zero and -0.25%	771	51.13%
Less than -0.25%	12	0.80%
Total	1,508	100.00%
(a)
Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.
II. Annualized and Cumulative Returns for Invesco QQQ TrustSM, Series 1
Annualized Total Return
For the Period Ending September 30, 2025
	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	23.63%	23.61%	23.93%	17.34%	17.34%	17.59%	20.32%	20.33%	20.57%	10.42%	10.41%	10.65%
Cumulative Total Return
For the Period Ending September 30, 2025
	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
Invesco QQQ TrustSM, Series 1	23.63%	23.61%	23.93%	122.46%	122.48%	124.87%	535.87%	536.22%	549.33%	1,291.46%	1,288.66%	1,370.18%
(a)
Annualized Total Returns and Cumulative Total Returns for the period since inception are calculated from the inception date of March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Supplemental Information—(continued)
(Unaudited)
Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and NAV, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the NAV is used as a proxy for secondary market trading price to calculate closing market returns.
Unlike the Trust, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

Tax Information
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended September 30, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Dividends-Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco QQQ TrustSM, Series 1	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

Invesco QQQ TrustSM, Series 1 (QQQ)
Sponsor
Invesco Capital Management, LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
Trustee
The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217
Distributor
Invesco Distributors, Inc.
11 Greenway Plaza
Houston, TX 77046
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1 N. Wacker Drive
Chicago, IL 60606
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, D.C. 20036

Quarterly Portfolios
The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT will be available on the Commission’s website at www.sec.gov.

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-QQQ-AR-1
invesco.com/ETFs